OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Disclosure of operating segments [Table Text Block]

	Israel	Canada	Germany	Adjustments	Total
Year ended December 31, 2021:

Revenue	$25,431	$20,247	$8,622	$-	$54,300

Segment loss	$(10,654)	$(15,353)	$(5,142)	$-	$(31,149)

Unallocated corporate expenses				$(7,240)	$(7,240)

Total operating loss					$(38,389)

Depreciation, amortization and impairment	$1,424	$3,879	$701	$-	$6,004

	Israel	Canada	Germany	Adjustments	Total
Year ended December 31, 2020:

Revenues	$13,826	$-	$2,064	$-	$15,890

Segment loss	$(2,090)	$-	$(3,744)	$-	$(5,834)

Unallocated corporate expenses				$(2,411)	$(2,411)

Total operating loss					$(8,245)

Depreciation, amortization and impairment	$617	$-	$73	$-	$690